UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08002

KOREA EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th St
New York, New York 10019

(Address of principal executive offices)

Mr. Yutaka Itabashi
Korea Equity Fund, Inc.
Worldwide Plaza
309 West 49th St
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:	October 31, 2017

Date of reporting period:	May 1, 2017 – July 31, 2017

Item 1. Schedule of Investments
Korea Equity Fund, Inc.
July 31, 2017 (Unaudited)

Fair
Value

TOTAL INVESTMENTS AND FOREIGN CURRENCY (0%)	$0

OTHER ASSETS LESS LIABILITIES, NET (100%)	297,893

NET ASSETS (100.0%)	$297,893

Note to Schedule of Investments (Unaudited)

On July 31, 2017, Korea Equity Fund, Inc. (the “Fund”) was in the process of liquidating and held only cash for the anticipated payment of liquidating distributions to shareholders.  Therefore, for federal income tax purposes, the aggregate cost of securities was $0 and net unrealized appreciation/depreciation was $0, and there were no investments.  This is expected to be the Fund’s final filing on Form N-Q.

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Korea Equity Fund, Inc.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        President, Principal Executive Officer

Date:  9-28-17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        President, Principal Executive Officer

Date:  9-28-17

By:  /s/ Amy J. Robles
        Amy J. Robles
        Treasurer, Principal Financial Officer

Date:  9-28-17